Components of Inventories (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
Inventory [Line Items]
Raw materials	$ 328	$ 210
Work in process	201	96
Finished goods	1,409	831
Total	$ 1,938	$ 1,137